UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07264
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Greater China Growth Portfolio

August 31, 2011

Portfolio of Investments

Common Stocks — 98.1%

Security	Shares	Value

China — 53.9%

Automobiles — 1.3%

Dongfeng Motor Group Co., Ltd., Class H	1,530,000	$2,451,461

		$2,451,461

Commercial Banks — 5.9%

China Construction Bank Corp., Class H	6,501,110	$4,838,295
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	6,383,458

		$11,221,753

Communications Equipment — 1.9%

AAC Technologies Holdings, Inc.	904,000	$1,892,745
ZTE Corp., Class H	606,720	1,682,194

		$3,574,939

Computers & Peripherals — 1.5%

Lenovo Group, Ltd.	4,178,000	$2,807,500

		$2,807,500

Construction Materials — 1.6%

Anhui Conch Cement Co., Ltd., Class H	729,000	$3,053,248

		$3,053,248

Diversified Consumer Services — 1.6%

New Oriental Education & Technology Group, Inc. ADR(1)	96,800	$2,952,400

		$2,952,400

Diversified Telecommunication Services — 0.9%

China Unicom (Hong Kong), Ltd.	772,000	$1,617,859

		$1,617,859

Electronic Equipment, Instruments & Components — 1.3%

Digital China Holdings, Ltd.	1,487,000	$2,538,271

		$2,538,271

Energy Equipment & Services — 1.6%

China Oilfield Services, Ltd., Class H	1,958,000	$3,076,371

		$3,076,371

Food & Staples Retailing — 0.0%(2)

Sun Art Retail Group, Ltd.(1)	25,000	$31,532

		$31,532

Food Products — 3.1%

China Yurun Food Group, Ltd.	801,000	$1,828,235
Uni-President China Holdings, Ltd.	3,375,000	1,919,189
Want Want China Holdings, Ltd.	2,485,000	2,065,634

		$5,813,058

Health Care Equipment & Supplies — 0.9%

China Kanghui Holdings, Inc. ADR(1)	93,300	$1,773,633

		$1,773,633

Hotels, Restaurants & Leisure — 1.1%

Home Inns & Hotels Management, Inc. ADR(1)	55,300	$2,114,672

		$2,114,672

Insurance — 3.5%

China Life Insurance Co., Ltd., Class H	696,000	$1,764,313
PICC Property & Casualty Co., Ltd., Class H	1,300,000	2,297,854
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,654,602

		$6,716,769

Internet Software & Services — 4.7%

Baidu, Inc. ADR(1)	28,000	$4,081,840
Tencent Holdings, Ltd.	200,800	4,790,953

		$8,872,793

Machinery — 2.1%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	593,720	$1,025,411
Sany Heavy Equipment International Holdings Co., Ltd.	2,910,000	2,898,969

		$3,924,380

Media — 1.5%

Focus Media Holding, Ltd. ADR(1)	91,400	$2,866,304

		$2,866,304

Metals & Mining — 2.2%

Zhaojin Mining Industry Co., Ltd., Class H	968,000	$2,273,219
Zijin Mining Group Co., Ltd., Class H	4,042,000	1,896,805

		$4,170,024

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.7%

China Shenhua Energy Co., Ltd., Class H	770,000	$3,594,584
CNOOC, Ltd.	2,726,000	5,541,632
PetroChina Co., Ltd., Class H	2,880,000	3,661,909

		$12,798,125

Real Estate Management & Development — 2.8%

China Overseas Land & Investment, Ltd.	862,000	$1,844,027
Longfor Properties Co., Ltd.	2,415,000	3,507,378

		$5,351,405

Specialty Retail — 4.0%

Belle International Holdings, Ltd.	1,865,000	$3,834,771
China ZhengTong Auto Services Holdings, Ltd.(1)	1,403,000	1,938,732
GOME Electrical Appliances Holding, Ltd.	4,180,000	1,813,065

		$7,586,568

Wireless Telecommunication Services — 3.7%

China Mobile, Ltd.	688,500	$7,042,357

		$7,042,357

Total China
(identified cost $96,952,327)		$102,355,422

Hong Kong — 20.6%

Commercial Banks — 2.7%

BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,840,355
Hang Seng Bank, Ltd.	146,200	2,163,609

		$5,003,964

Distributors — 1.4%

Li & Fung, Ltd.	1,476,000	$2,658,725

		$2,658,725

Diversified Financial Services — 1.0%

Hong Kong Exchanges and Clearing, Ltd.	103,000	$1,928,750

		$1,928,750

Electric Utilities — 1.7%

Power Assets Holdings, Ltd.	412,500	$3,192,990

		$3,192,990

Hotels, Restaurants & Leisure — 1.2%

MGM China Holdings, Ltd.(1)	1,165,600	$2,260,583

		$2,260,583

Industrial Conglomerates — 1.5%

Hutchison Whampoa, Ltd.	300,000	$2,881,220

		$2,881,220

Insurance — 2.2%

AIA Group, Ltd.	1,174,200	$4,155,676

		$4,155,676

Real Estate Management & Development — 6.3%

Cheung Kong (Holdings), Ltd.	274,000	$3,861,780
Sun Hung Kai Properties, Ltd.	211,331	2,984,744
Swire Pacific, Ltd., Class A	235,500	3,148,618
Wharf Holdings, Ltd. (The)	313,000	1,999,737

		$11,994,879

Semiconductors & Semiconductor Equipment — 0.9%

ASM Pacific Technology, Ltd.	171,200	$1,770,226

		$1,770,226

Specialty Retail — 1.7%

Emperor Watch & Jewellery, Ltd.	14,900,000	$3,246,833

		$3,246,833

Total Hong Kong
(identified cost $40,835,820)		$39,093,846

Singapore — 1.5%

Industrial Conglomerates — 1.5%

Jardine Matheson Holdings, Ltd.	50,800	$2,816,794

		$2,816,794

Total Singapore
(identified cost $2,587,876)		$2,816,794

Taiwan — 22.1%

Capital Markets — 1.3%

Yuanta Financial Holding Co., Ltd.(1)	4,174,770	$2,454,299

		$2,454,299

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Chemicals — 1.7%

Formosa Plastics Corp.	1,022,000	$3,202,637

		$3,202,637

Commercial Banks — 2.2%

Chinatrust Financial Holding Co., Ltd.	5,115,000	$4,203,267

		$4,203,267

Computers & Peripherals — 1.7%

Asustek Computer, Inc.	177,000	$1,505,239
Catcher Technology Co., Ltd.	229,000	1,811,370

		$3,316,609

Electronic Equipment, Instruments & Components — 2.9%

Hon Hai Precision Industry Co., Ltd.	753,580	$1,920,384
Synnex Technology International Corp.	1,420,357	3,616,354
TPK Holding Co., Ltd.(1)	1,700	41,624

		$5,578,362

Food & Staples Retailing — 1.2%

President Chain Store Corp.	341,000	$2,185,105

		$2,185,105

Health Care Equipment & Supplies — 0.4%

St. Shine Optical Co., Ltd.	54,000	$730,402

		$730,402

Marine — 1.3%

First Steamship Co., Ltd.	1,095,000	$2,408,507

		$2,408,507

Multiline Retail — 2.1%

Far Eastern Department Stores, Ltd.	2,081,840	$3,886,190

		$3,886,190

Semiconductors & Semiconductor Equipment — 5.6%

Advanced Semiconductor Engineering, Inc.	2,124,995	$1,929,082
Taiwan Semiconductor Manufacturing Co., Ltd.	3,629,839	8,704,993

		$10,634,075

Wireless Telecommunication Services — 1.7%

Taiwan Mobile Co., Ltd.	1,194,000	$3,242,898

		$3,242,898

Total Taiwan
(identified cost $39,545,446)		$41,842,351

Total Common Stocks
(identified cost $179,921,469)		$186,108,413

Short-Term Investments — 0.0%(2)

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 9/1/11	$30	$30,200

Total Short-Term Investments
(identified cost $30,200)		$30,200

Total Investments — 98.1%
(identified cost $179,951,669)		$186,138,613

Other Assets, Less Liabilities — 1.9%		$3,572,090

Net Assets — 100.0%		$189,710,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Statement of Assets and Liabilities

Assets	August 31, 2011

Investments, at value (identified cost, $179,951,669)	$186,138,613
Foreign currency, at value (identified cost, $3,662,616)	3,661,723
Dividends receivable	349,122
Receivable for investments sold	766,109

Total assets	$190,915,567

Liabilities

Demand note payable	$200,000
Payable for investments purchased	726,591
Payable to affiliates:
Investment adviser fee	175,612
Accrued expenses	102,661

Total liabilities	$1,204,864

Net Assets applicable to investors’ interest in Portfolio	$189,710,703

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$183,524,577
Net unrealized appreciation	6,186,126

Total	$189,710,703

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Statement of Operations

Year Ended
Investment Income	August 31, 2011

Dividends (net of foreign taxes, $482,470)	$5,769,117
Interest	177

Total investment income	$5,769,294

Expenses

Investment adviser fee	$2,022,010
Administration fee	404,674
Trustees’ fees and expenses	8,155
Custodian fee	227,783
Legal and accounting services	69,761
Stock dividend tax	39,078
Miscellaneous	9,310

Total expenses	$2,780,771

Deduct —
Reduction of custodian fee	$79

Total expense reductions	$79

Net expenses	$2,780,692

Net investment income	$2,988,602

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$24,677,843
Foreign currency transactions	275,966

Net realized gain	$24,953,809

Change in unrealized appreciation (depreciation) —
Investments	$(16,561,706)
Foreign currency	4,142

Net change in unrealized appreciation (depreciation)	$(16,557,564)

Net realized and unrealized gain	$8,396,245

Net increase in net assets from operations	$11,384,847

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Statements of Changes in Net Assets

	Year Ended August 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$2,988,602	$2,094,261
Net realized gain from investment and foreign currency transactions	24,953,809	24,685,227
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(16,557,564)	1,065,260

Net increase in net assets from operations	$11,384,847	$27,844,748

Capital transactions —
Contributions	$1,811,873	$8,401,427
Withdrawals	(52,926,774)	(43,345,356)

Net decrease in net assets from capital transactions	$(51,114,901)	$(34,943,929)

Net decrease in net assets	$(39,730,054)	$(7,099,181)

Net Assets

At beginning of year	$229,440,757	$236,539,938

At end of year	$189,710,703	$229,440,757

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Supplementary Data

	Year Ended August 31,

Ratios/Supplemental Data	2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.19%		1.25%	1.21%	1.20%	1.22%
Net investment income	1.27	%(2)	0.84%	2.09%	0.63%	0.65%
Portfolio Turnover	78%		58%	62%	48%	62%

Total Return	3.44%		12.21%	1.03%	(24.07)%	83.42%

Net assets, end of year (000’s omitted)	$189,711		$229,441	$236,540	$276,399	$402,653

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Includes special dividends equal to 0.29% of average daily net assets.

See Notes to Financial Statements.

Greater China Growth Portfolio

August 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2011, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of August 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Greater China Growth Portfolio

August 31, 2011

Notes to Financial Statements — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 Investment Adviser Fee and Other Transactions with Affiliates

Effective April 28, 2011, the investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement effective April 28, 2011, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK), a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to April 28, 2011, the investment adviser fee was earned by Lloyd George Management (Bermuda) Limited (Lloyd George) as compensation for management and investment advisory services rendered to the Portfolio. The fee was computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and was paid monthly. For the year ended August 31, 2011, the investment adviser fee amounted to $2,022,010 or 0.86% of the Portfolio’s average daily net assets. Prior to April 28, 2011, an administration fee was earned by EVM for administering the business affairs of the Portfolio and was computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. For the period from September 1, 2010 through April 27, 2011, the administration fee was equivalent to 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $404,674. The new advisory and sub-advisory agreements and termination of the administration agreement became effective upon the consummation of the change in control and ownership of Lloyd George, at which time Lloyd George ceased to be an affiliate of EVM.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s, LGM-HK’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $178,003,088 and $223,895,014, respectively, for the year ended August 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,697,918

Gross unrealized appreciation	$20,369,734
Gross unrealized depreciation	(14,929,039)

Net unrealized appreciation	$5,440,695

The net unrealized depreciation on foreign currency transactions at August 31, 2011 on a federal income tax basis was $818.

Greater China Growth Portfolio

August 31, 2011

Notes to Financial Statements — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2011, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2011. The Portfolio’s average borrowings or allocated fees during the year ended August 31, 2011 were not significant.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater China Growth Portfolio

August 31, 2011

Notes to Financial Statements — continued

At August 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$10,193,959	$19,829,777		$—	$30,023,736
Consumer Staples	31,532	7,998,163		—	8,029,695
Energy	—	15,874,496		—	15,874,496
Financials	—	53,030,762		—	53,030,762
Health Care	1,773,633	730,402		—	2,504,035
Industrials	—	12,030,901		—	12,030,901
Information Technology	4,081,840	35,010,935		—	39,092,775
Materials	—	10,425,909		—	10,425,909
Telecommunication Services	—	11,903,114		—	11,903,114
Utilities	—	3,192,990		—	3,192,990

Total Common Stocks	$16,080,964	$170,027,449	*	$—	$186,108,413

Short-Term Investments	$—	$30,200		$—	$30,200

Total Investments	$16,080,964	$170,057,649		$—	$186,138,613

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Greater China Growth Portfolio

August 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater China Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Greater China Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Greater China Growth Portfolio as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 18, 2011

Eaton Vance
Greater China Growth Fund

August 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. The 1940 Act also provides that a fund’s investment advisory agreement will terminate automatically upon its “assignment,” which generally includes any direct or indirect transfer of the investment advisory agreement or of a controlling block of the adviser’s outstanding voting securities.

The shareholders of Lloyd George Management (B.V.I.) Limited (“LGM Parent”), the parent company of Lloyd George Investment Management (Bermuda) Limited (“LGM-Bermuda”, and together with LGM-HK (as defined below) and its other affiliates “LGM”), have negotiated the terms of an agreement pursuant to which Bank of Montreal or a wholly-owned subsidiary of Bank of Montreal (collectively, “BMO”) will purchase 100% of LGM Parent’s outstanding shares (the “Transaction”). LGM-Bermuda or an affiliate (“LGM”) is the investment adviser to the Greater China Growth Portfolio (the “Portfolio”) pursuant to an investment advisory agreement with the Portfolio (the “Current LGM Agreement”). Eaton Vance Greater China Growth Fund (the “Fund”), a series of Eaton Vance Growth Trust, invests substantially all of its assets in the Portfolio. Eaton Vance Management (“EVM”) currently serves as administrator to the Portfolio pursuant to an administration agreement (the “Portfolio Administration Agreement”) and manager of the Fund pursuant to a management agreement (together with the Portfolio Administration Agreement, the “Current EVM Agreements”). The Current LGM Agreement and the Current EVM Agreements are sometimes referred to herein as the “Current Agreements.” Upon consummation of the Transaction, the Current LGM Agreement will terminate automatically in accordance with the requirements of the 1940 Act. In connection with the termination of the Current LGM Agreement upon consummation of the Transaction, and consistent with the recommendation of the Board of the Fund and Portfolio, EVM and LGM have proposed to restructure the contractual relationships with the Portfolio and the Fund such that Boston Management and Research (“BMR”), an affiliate of EVM, would serve as the investment adviser of the Portfolio, Lloyd George Management (Hong Kong) Limited (the “LGM-HK”) would serve as sub-adviser to the Portfolio, and EVM would serve as administrator to the Fund.

After review of the proposed Transaction and restructuring of the Portfolio’s relationship with EVM and LGM, the Board, including a majority of the Independent Trustees, voted at an in-person meeting held on December 13, 2010 to approve the investment advisory agreement (the “Proposed BMR Agreement”) between the Portfolio and BMR, the sub-advisory agreement (the “Proposed LGM Agreement” and together with the Proposed BMR Agreement, the “New Agreements”) between BMR and LGM-HK, and the administrative services agreement between the Fund and EVM.

In connection with its review of the Transaction, the Board requested and received information detailing the terms of the Transaction, the financial and organizational impact of the Transaction on LGM and its personnel, the terms of the New Agreements (including the similarities and differences between the Current Agreements and the New Agreements), the nature of the policies and processes that will be in place following the Transaction, the anticipated role of Bank of Montreal as LGM’s parent company, and the financial impact of the Transaction on Eaton Vance Corp. (“EVC”), the parent company of BMR and EVM, as a seller of its equity interest in LGM Parent. The Board also received assurances that the nature, extent and quality of the interrelated services to be provided by LGM, BMR and EVM under the New Agreements will be substantially the same the services currently provided by LGM and EVM under the Current Agreements and that following the Transaction LGM will continue to operate its business in substantially the same manner as it does currently. In connection with its review, the Board met in person with senior management of LGM, BMR, EVM and Bank of Montreal to discuss the Transaction and the terms of the New Agreements.

In addition to considering information provided by management in connection with the Board’s review of the Transaction, the Board considered information and materials previously provided in connection with its review and approval of the Current Agreements. The information considered by the Board included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by BMR and its affiliates and by LGM for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by LGM and BMR as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Eaton Vance
Greater China Growth Fund

August 31, 2011

Board of Trustees’ Contract Approval — continued

Information about BMR and LGM

•	Reports detailing the financial results and condition of BMR and LGM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of BMR and its affiliates and LGM, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of BMR’s and LGM’s policies and procedures relating to proxy voting and, with respect to BMR, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by BMR and its affiliates and LGM on behalf of the Eaton Vance Funds (including descriptions of various compliance programs), and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of BMR and its affiliates and LGM;
•	A description of BMR’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by BMR and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by BMR (which is also the administrator) and LGM; and
•	The terms of the Current Agreements and the New Agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the New Agreements, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services to be provided to the Fund and Portfolio by BMR and LGM.

The Board considered BMR’s and LGM’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio. The Board also considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and, with respect to BMR, whose responsibilities may include supervising LGM and coordinating activities in implementing the Fund’s investment strategies. In the course of its review, the Board received assurances that the nature, extent and quality of the package of inter-related services to be provided by LGM, BMR and EVM under the New Agreements will be substantially the same as the services currently provided by LGM and EVM under the Current Agreements. The Board also took into account the resources dedicated to portfolio management and other services by each of BMR and LGM, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of BMR, LGM and certain respective affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates and LGM to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board also considered the benefit to the overall governance of the Fund of having BMR, an affiliate of EVM, serve as the Fund’s investment adviser, consistent with the overall structure of the Eaton Vance family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the package of inter-related services to be provided by BMR and LGM and their affiliates under the New Agreements, taken as a whole, is appropriate and consistent with the services provided under the Current Agreements and with the terms of the New Agreements.

Eaton Vance
Greater China Growth Fund

August 31, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. In addition, the Board reviewed updated comparative performance data for the Fund for relevant periods through October 31, 2010. On the basis of the foregoing and other relevant information provided in response to inquiries from the Board’s Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rate, including the administrative fee rate, to be payable by the Fund (referred to collectively as “management fees”). The Board noted that the total management fees payable by the Fund and the Portfolio would remain substantially the same under the New Agreements. The Board also took into consideration the agreement by BMR to enter into expense reimbursement and/or fee waiver arrangements to establish a maximum total expense ratio for the Fund applicable during the two year period following the effectiveness of the New Agreements.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by BMR and LGM, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Fund and other investment advisory clients. In particular, the Board noted representations from LGM and EVM that the fees payable to BMR and LGM under the New Agreements will not significantly affect their respective profitability with respect to the Fund and the Portfolio. The Board further concluded that, in light of LGM’s role as a sub-adviser not affiliated with BMR under the New Agreements, LGM’s profitability in managing the Portfolio is not a material factor.

In considering the terms of the Transaction the Board considered the equity ownership interest in LGM Parent currently held by EVC, and that EVC will participate with LGM Parent’s other equity owners as a seller in the Transaction. The Board further considered that such equity owners may receive additional compensation paid through earn-out arrangements in periods following the consummation of the Transaction. In this regard, the Board noted representations received from management that the amount of additional compensation through earn-out payments that EVC might receive is not material to EVC’s financial condition.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by BMR and its affiliates under the New Agreements are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and LGM, on the one hand, and the Fund and Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and BMR’s and LGM’s profitability may expect to be affected by such increases or decreases. The Board concluded that the structure of the advisory fee and the sub-advisory fee, which include breakpoints at several asset levels, can be expected to cause BMR and its affiliates, LGM, and the Fund to share such benefits equitably.

Eaton Vance
Greater China Growth Fund

August 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Robert Lloyd George is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “LGM” refers to Lloyd George Management (B.V.I.) Limited, “Lloyd George” refers to Lloyd George Investment Management (Bermuda) Limited and “LGM-HK” refers to Lloyd George Management (Hong Kong) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Greater China Growth Fund

August 31, 2011

Management and Organization — continued

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the Trust
	and the	Length of	Principal Occupation(s)
Name and Year of Birth	Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust and Vice President of the Portfolio	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Hon. Robert Lloyd George(2) 1952	President of the Portfolio	Since 1992	Chairman of LGM, Lloyd George and LGM-HK. Formerly, Chairman and Chief Executive Officer of LGM and Lloyd George.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Greater China Growth Fund

August 31, 2011

Management and Organization — continued

Position(s)
with the Trust
	and the	Length of	Principal Occupation(s)
Name and Year of Birth	Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	The business address for Mr. Lloyd George is Suite 3808, One Exchange Square, Central, Hong Kong.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Greater China Growth Fund

August 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Greater China Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Greater China Growth Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Greater China Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406-10/11	CGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2010 and August 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$50,130	$50,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,870	$6,940
All Other Fees(3)	$900	$900

Total	$57,900	$58,470

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended August 31, 2010 and August 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by D&T for services rendered to Lloyd George Investment Management (Bermuda) Limited, which served as the registrant’s investment adviser for periods prior to April 28, 2011.

Fiscal Years Ended	8/31/10	8/31/11

Registrant	$7,770	$7,840
Eaton Vance(1)	$240,551	$224,191

(1)	Certain entities that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 18, 2011

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 18, 2011